Note 21 - Income Taxes - Reconciliation of the Effective Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Income before income taxes	$ 539,248	$ 514,114
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on statutory rate	$ 142,901	$ 136,240
Increase (decrease) in income taxes resulting from:
Benefit of mark-to-market loss and other temporary differences not recognized	(111,058)	(136,837)
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	1,000	40,396
Other permanent items	(12,169)	3,432
Provision for income taxes	$ 20,674	$ 43,231